Derivatives and Hedging Activities (Contract Amounts of Foreign Exchange Contracts) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
To sell foreign currencies
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 169,392	¥ 137,721
To buy foreign currencies
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 27,453	¥ 27,220